FI - Gains/losses on financial instruments (Details 10) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest-bearing deposits with banks
Gains (losses) on financial instruments
Net gains/(losses)	SFr 29	SFr 2	SFr 13
Net gains/(losses) of which related to credit risk - on assets	11	(10)	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Gains (losses) on financial instruments
Net gains/(losses)	2,696	2,451	2,206
Other investments
Gains (losses) on financial instruments
Net gains/(losses)	268	241	216
Net gains/(losses) of which related to credit risk - on assets	2	(1)	(4)
Loans
Gains (losses) on financial instruments
Net gains/(losses)	908	717	1,542
Net gains/(losses) of which related to credit risk - on assets	26	(296)	7
Other assets
Gains (losses) on financial instruments
Net gains/(losses)	892	770	480
Net gains/(losses) of which related to credit risk - on assets	111	61	96
Due to banks and customer deposits
Gains (losses) on financial instruments
Net gains/(losses)	(29)	(39)	1
Net gains/(losses) of which related to credit risk - on liabilities	1	(37)	5
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Gains (losses) on financial instruments
Net gains/(losses)	(612)	(890)	(418)
Short-term borrowings
Gains (losses) on financial instruments
Net gains/(losses)	(50)	2,807	(512)
Net gains/(losses) of which related to credit risk - on liabilities	8	(5)	(23)
Long-term debt
Gains (losses) on financial instruments
Net gains/(losses)	(8,501)	4,206	(6,857)
Net gains/(losses) of which related to credit risk - on liabilities	(5)	7	(32)
Other liabilities
Gains (losses) on financial instruments
Net gains/(losses)	92	73	183
Net gains/(losses) of which related to credit risk - on liabilities	SFr 50	SFr 4	SFr 83